Finance Debt - Additional Information (Detail) R$ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Proceeds from financing		$ 7,464	$ 10,707	$ 27,075
Financing		63,260	84,175
Repayment of principal and interest		3,177
Face value of notes exchange	$ 3,650
Value of notes exchanged	4,115
Premium on notes	$ 465
Company prepaid		$ 27,273	34,013	$ 33,618
China Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Description of terms of collateral financing agreements		Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. A Financing agreement with China Development Bank (CDB) maturing in 2026 is also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day. This collateral may not exceed the amount of the related debt
Company prepaid		$ 5,000
China Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maximum collateral amount pledged		5,006	10,020
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing		2,980
Debentures issued		1,685			R$ 6,608
Level 1 [member] | Market comparable prices [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt		34,992	39,057
Level 2 [member] | Discounted cash flow [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt		37,809	$ 46,872
Global bonds [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		9,994
Net premium paid to bond holders		855
Banking loans [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		13,446
Financings with BNDES [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		578
Bonds [member] | Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing		$ 737